UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7490

        Nuveen Virginia Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Virginia Premium Income Municipal Fund (NPV)
	August 31, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 3.8% (2.5% of Total Investments)
$ 6,640	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds,	6/17 at 100.00	BBB	$4,728,277
	Series 2007B1, 5.000%, 6/01/47

	Education and Civic Organizations – 4.9% (3.2% of Total Investments)
1,000	Prince William County Industrial Development Authority, Virginia, Educational Facilities	10/13 at 101.00	A3	1,009,210
	Revenue Bonds, Catholic Diocese of Arlington, Series 2003, 5.500%, 10/01/33
500	Prince William County Park Authority, Virginia, Park Facilities Revenue Refunding and	10/09 at 101.00	A3	507,690
	Improvement Bonds, Series 1999, 6.000%, 10/15/28
700	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	12/12 at 101.00	BBB–	692,748
	Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University
	System, Series 2002, 5.375%, 12/01/21
2,120	Virginia College Building Authority, Educational Facilities Revenue Bonds, Public Higher	9/11 at 100.00	AA+	2,156,634
	Education Financing Program, Series 2001A, 5.000%, 9/01/26 – MBIA Insured
1,635	Virginia Commonwealth University, Revenue Bonds, Series 2004A, 5.000%, 5/01/17 – AMBAC Insured	5/14 at 101.00	AA	1,744,104

5,955	Total Education and Civic Organizations			6,110,386

	Health Care – 26.8% (17.6% of Total Investments)
2,000	Albemarle County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Martha	10/12 at 100.00	A2	1,938,100
	Jefferson Hospital, Series 2002, 5.250%, 10/01/35
650	Charlotte County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Halifax	9/17 at 100.00	A–	627,803
	Regional Hospital Incorporated, Series 2007, 5.000%, 9/01/27
4,850	Fairfax County Industrial Development Authority, Virginia, Hospital Revenue Refunding Bonds,	No Opt. Call	AA+	5,047,392
	Inova Health System, Series 1993A, 5.000%, 8/15/23
1,000	Fredericksburg Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds,	No Opt. Call	A3	1,007,610
	MediCorp Health System, Series 2007, 5.250%, 6/15/23
1,250	Fredericksburg Industrial Development Authority, Virginia, Revenue Bonds, MediCorp Health	6/12 at 100.00	A3	1,182,825
	System, Series 2002B, 5.125%, 6/15/33
1,000	Hanover County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Memorial	No Opt. Call	AA	1,146,400
	Regional Medical Center, Series 1995, 6.375%, 8/15/18 – MBIA Insured
2,300	Harrisonburg Industrial Development Authority, Virginia, Hospital Facilities Revenue Bonds,	8/16 at 100.00	AA	2,235,692
	Rockingham Memorial Hospital, Series 2006, 5.000%, 8/15/31 – AMBAC Insured
1,440	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health	11/12 at 100.00	A–	1,450,642
	System Inc., Series 2002A, 5.600%, 11/15/30
1,500	Henrico County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Bon	No Opt. Call	AAA	1,714,545
	Secours Health System, Series 1996, 6.250%, 8/15/20 – MBIA Insured
1,500	Manassas Industrial Development Authority, Virginia, Hospital Revenue Bonds, Prince William	4/13 at 100.00	A2	1,451,265
	Hospital, Series 2002, 5.250%, 4/01/33
4,750	Medical College of Virginia Hospital Authority, General Revenue Bonds, Series 1998, 5.125%,	1/09 at 102.00	AA	4,779,022
	7/01/23 – MBIA Insured
3,000	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carilion Health	7/12 at 100.00	AA	3,130,290
	System, Series 2002A, 5.500%, 7/01/19 – MBIA Insured
	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds,
	MediCorp Health System, Series 2006:
2,000	5.250%, 6/15/26	6/16 at 100.00	A3	2,015,860
1,010	5.250%, 6/15/31	6/16 at 100.00	A3	1,000,637
1,695	5.250%, 6/15/37	6/16 at 100.00	A3	1,649,472
2,210	Virginia Small Business Financing Authority, Wellmont Health System Project Revenue Bonds,	9/17 at 100.00	BBB+	1,955,938
	Series 2007A, 5.250%, 9/01/37
1,425	Winchester Industrial Development Authority, Virginia, Hospital Revenue Bonds, Winchester	1/17 at 100.00	AA–	1,409,012
	Medical Center, Series 2007, 5.125%, 1/01/31

33,580	Total Health Care			33,742,505

	Housing/Multifamily – 3.5% (2.3% of Total Investments)
1,395	Arlington County Industrial Development Authority, Virginia, Multifamily Housing Revenue	5/10 at 100.00	Aaa	1,424,727
	Bonds, Patrick Henry Apartments, Series 2000, 6.050%, 11/01/32 (Mandatory put 11/01/20)
	(Alternative Minimum Tax)
	Danville Industrial Development Authority, Virginia, Student Housing Revenue Bonds, Collegiate
	Housing Foundation, Averett College, Series 1999A:
500	6.875%, 6/01/20	6/09 at 102.00	N/R	513,630
1,500	7.000%, 6/01/30	6/09 at 102.00	N/R	1,528,065
1,000	Lynchburg Redevelopment and Housing Authority, Virginia, Vistas GNMA Mortgage-Backed Revenue	4/10 at 102.00	AAA	1,001,840
	Bonds, Series 2000A, 6.200%, 1/20/40 (Alternative Minimum Tax)

4,395	Total Housing/Multifamily			4,468,262

	Housing/Single Family – 7.5% (4.9% of Total Investments)
335	Puerto Rico Housing Finance Authority, Mortgage-Backed Securities Program Home Mortgage	6/13 at 100.00	AAA	289,393
	Revenue Bonds, Series 2003A, 4.875%, 6/01/34 (Alternative Minimum Tax)
1,000	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2001H-1, 5.350%,	7/11 at 100.00	AAA	1,002,220
	7/01/31 – MBIA Insured
1,500	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2005C-2, 4.750%,	1/15 at 100.00	AAA	1,274,475
	10/01/32 (Alternative Minimum Tax)
2,740	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2006 D1, 4.900%,	7/15 at 100.00	AAA	2,370,100
	1/01/33 (Alternative Minimum Tax)
1,340	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2006, 4.800%,	7/15 at 100.00	AAA	1,177,579
	7/01/29 (Alternative Minimum Tax)
3,900	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2007B, 4.750%,	7/16 at 100.00	AAA	3,316,365
	7/01/32 (Alternative Minimum Tax)

10,815	Total Housing/Single Family			9,430,132

	Industrials – 1.6% (1.0% of Total Investments)
2,000	Charles County Industrial Development Authority, Virginia, Solid Waste Disposal Facility	No Opt. Call	BBB	2,001,260
	Revenue Refunding Bonds, USA Waste of Virginia Inc., Series 1999, 4.875%, 2/01/09 (Alternative
	Minimum Tax)

	Long-Term Care – 4.7% (3.1% of Total Investments)
2,765	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage	10/17 at 100.00	N/R	2,454,601
	Revenue Bonds, Goodwin House, Inc., Series 2007A, 5.125%, 10/01/37
800	Fairfax County Economic Development Authority, Virginia, Retirement Center Revenue Bonds,	10/16 at 100.00	BBB	671,824
	Greenspring Village, Series 2006A, 4.875%, 10/01/36
1,495	Henrico County Economic Development Authority, Virginia, GNMA Mortgage-Backed Securities	7/09 at 102.00	AAA	1,547,878
	Program Assisted Living Revenue Bonds, Beth Sholom, Series 1999A, 5.900%, 7/20/29
	Henrico County Economic Development Authority, Virginia, Residential Care Facility Revenue
	Bonds, Westminster Canterbury of Richmond, Series 2006:
100	5.000%, 10/01/27	10/11 at 103.00	BBB–	92,275
1,345	5.000%, 10/01/35	No Opt. Call	BBB–	1,178,946

6,505	Total Long-Term Care			5,945,524

	Materials – 0.9% (0.6% of Total Investments)
500	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue	2/09 at 101.00	B2	403,655
	Refunding Bonds, Nekoosa Packaging Corporation, Series 1998, 5.600%, 12/01/25 (Alternative
	Minimum Tax) (4)
1,000	Goochland County Industrial Development Authority, Virginia, Industrial Development Revenue	12/08 at 101.00	B2	782,150
	Refunding Bonds, Nekoosa Packaging Corporation Project, Series 1998, 5.650%, 12/01/25
	(Alternative Minimum Tax) (4)

1,500	Total Materials			1,185,805

	Tax Obligation/General – 21.9% (14.4% of Total Investments)
	Chesapeake, Virginia, General Obligation Bonds, Water and Sewerage Series 2003B:
1,880	5.000%, 6/01/21	6/13 at 100.00	AA+	1,957,757
2,060	5.000%, 6/01/23	6/13 at 100.00	AA+	2,132,945
1,355	Harrisonburg, Virginia, General Obligation Bonds, Public Safety and Steam Plant, Series 2002,	7/12 at 101.00	Aa3	1,403,170
	5.000%, 7/15/19 – FGIC Insured
2,105	Loudoun County, Virginia, General Obligation Bonds, Series 2006, 5.000%, 12/01/25	12/16 at 100.00	AAA	2,218,312
105	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2002A,	5/12 at 100.00	AAA	110,314
	5.250%, 5/01/22
1,435	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2005B,	6/15 at 100.00	AAA	1,541,707
	5.000%, 6/01/18
1,185	Lynchburg, Virginia, General Obligation Bonds, Series 2004, 5.000%, 6/01/21	6/14 at 100.00	AA	1,230,800
1,350	Newport News, Virginia, General Obligation Bonds, Series 2004C, 5.000%, 5/01/16	5/14 at 101.00	AA	1,479,722
1,280	Portsmouth, Virginia, General Obligation Bonds, Series 2005A, 5.000%, 4/01/15 – MBIA Insured	No Opt. Call	AA	1,414,259
1,480	Richmond, Virginia, General Obligation Bonds, Series 2004A, 5.000%, 7/15/21 – FSA Insured	7/14 at 100.00	AAA	1,538,297
1,430	Roanoke, Virginia, General Obligation Public Improvement Bonds, Series 2002A, 5.000%, 10/01/17	10/12 at 101.00	AA	1,543,871
1,135	Suffolk, Virginia, General Obligation Bonds, Series 2005, 5.000%, 12/01/15	No Opt. Call	Aa3	1,262,949
2,155	Virginia Beach, Virginia, General Obligation Bonds, Series 2003B, 5.000%, 5/01/15	5/13 at 100.00	AAA	2,319,103
1,100	Virginia Beach, Virginia, General Obligation Bonds, Series 2005, 5.000%, 1/15/20	1/16 at 100.00	AAA	1,176,879
4,500	Virginia Beach, Virginia, General Obligation Bonds, 5.000%, 10/01/27 (UB)	10/17 at 100.00	AAA	4,686,615
1,425	Virginia Beach, Virginia, General Obligation Public Improvement Bonds, Series 2001,	6/11 at 101.00	AAA	1,500,682
	5.000%, 6/01/20

25,980	Total Tax Obligation/General			27,517,382

	Tax Obligation/Limited – 32.0% (21.0% of Total Investments)
	Buena Vista Public Recreational Facilities Authority, Virginia, Lease Revenue Bonds, Golf
	Course Project, Series 2005A:
335	5.250%, 7/15/25 – ACA Insured	7/15 at 100.00	N/R	300,827
260	5.500%, 7/15/35 – ACA Insured	7/15 at 100.00	N/R	209,973
1,340	Culpeper Industrial Development Authority, Virginia, Lease Revenue Bonds, School Facilities	1/15 at 100.00	AA	1,389,232
	Project, Series 2005, 5.000%, 1/01/20 – MBIA Insured
	Cumberland County, Virginia, Certificates of Participation, Series 1997:
890	6.200%, 7/15/12	No Opt. Call	N/R	942,199
1,375	6.375%, 7/15/17	No Opt. Call	N/R	1,495,244
1,000	Dinwiddie County Industrial Development Authority, Virginia, Lease Revenue Bonds, Series	2/14 at 100.00	AA	1,067,980
	2004B, 5.125%, 2/15/16 – MBIA Insured
1,000	Fairfax County Economic Development Authority, Virginia, Lease Revenue Bonds, Joint Public	5/16 at 100.00	AA+	1,082,210
	Uses Community Project, Series 2006, 5.000%, 5/15/18
	Fairfax County Economic Development Authority, Virginia, Lease Revenue Bonds, Laurel Hill
	Public Facilities Projects, Series 2003:
2,260	5.000%, 6/01/14	6/13 at 101.00	AA+	2,473,909
1,165	5.000%, 6/01/22	6/13 at 101.00	AA+	1,214,280
1,660	Front Royal and Warren County Industrial Development Authority, Virginia, Lease Revenue Bonds,	4/14 at 100.00	AAA	1,758,803
	Series 2004B, 5.000%, 4/01/18 – FSA Insured
1,270	James City County Economic Development Authority, Virginia, Revenue Bonds, County Government	7/15 at 100.00	AA	1,348,321
	Projects, Series 2005, 5.000%, 7/15/19
445	Montgomery County Industrial Development Authority, Virginia, Public Facility Lease Revnue	2/18 at 100.00	AA–	443,291
	Bonds, Public Projects Series 2008, 5.000%, 2/01/29
1,930	Prince William County, Virginia, Certificates of Participation, County Facilities, Series	6/15 at 100.00	Aa2	2,017,448
	2005, 5.000%, 6/01/18 – AMBAC Insured
1,185	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2002D, 5.000%,	7/12 at 100.00	AAA	1,183,282
	7/01/32 – FSA Insured
2,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	AA	1,989,320
	7/01/31 – AMBAC Insured
5,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	AA	669,150
	0.000%, 7/01/43 – AMBAC Insured
5,875	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C,	No Opt. Call	AA	1,955,318
	0.000%, 7/01/28 – AMBAC Insured
	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding
	Bonds, Series 2002D:
265	5.250%, 7/01/27	7/12 at 100.00	BBB–	264,351
320	5.250%, 7/01/36	7/12 at 100.00	BBB–	316,742
1,110	Spotsylvania County Industrial Development Authority, Virginia, Lease Revenue Bonds, School	8/13 at 100.00	AA	1,097,368
	Facilities, Series 2003B, 4.375%, 8/01/20 – AMBAC Insured
1,600	Stafford County and Staunton Industrial Development Authority, Virginia, Revenue Bonds,	8/16 at 100.00	AA	1,640,960
	Virginia Municipal League and Virginia Association of Counties Finance Program, Series 2006A,
	5.000%, 8/01/23 – MBIA Insured
2,500	Stafford County Economic Development Authority, Virginia, Public Project Lease Revenue Bonds,	4/18 at 100.00	AAA	2,515,050
	5.000%, 4/01/33 – AGC Insured (UB)
1,400	Virginia Beach Development Authority, Public Facilities Revenue Bonds, Series 2005A,	5/15 at 100.00	AA+	1,461,600
	5.000%, 5/01/22
2,000	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2000B,	8/10 at 101.00	AA+	2,089,380
	5.000%, 8/01/18 – MBIA Insured
1,625	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2005C,	8/15 at 100.00	AA+	1,761,386
	5.000%, 8/01/17
	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Loan Bond Program,
	Series 2000B:
95	5.500%, 5/01/20 – FSA Insured	5/10 at 101.00	AAA	99,753
550	5.500%, 5/01/30 – FSA Insured	5/10 at 101.00	AAA	571,098
1,740	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Loan Bond Program, Series	5/11 at 101.00	AA	1,820,492
	2002A, 5.000%, 5/01/19
2,815	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Loan Bond Program, Series	11/16 at 100.00	AAA	2,867,753
	2006C, 5.000%, 11/01/36
2,000	Virginia Transportation Board, Transportation Revenue Bonds, U.S. Route 58 Corridor	5/14 at 100.00	AA+	2,193,020
	Development Program, Series 2004B, 5.000%, 5/15/15

47,010	Total Tax Obligation/Limited			40,239,740

	Transportation – 10.3% (6.8% of Total Investments)
2,500	Metropolitan Washington D.C. Airports Authority, System Revenue Bonds, Series 2007B, 5.000%,	10/17 at 100.00	AA	2,285,525
	10/01/35 – AMBAC Insured (Alternative Minimum Tax)
4,000	Norfolk Airport Authority, Virginia, Airport Revenue Bonds, Series 2001A, 5.125%, 7/01/31 –	7/11 at 100.00	A3	3,871,599
	FGIC Insured
1,000	Norfolk, Virginia, Parking System Revenue Bonds, Series 2005A, 5.000%, 2/01/23 – MBIA Insured	2/15 at 100.00	AA	1,013,660
2,500	Richmond Metropolitan Authority, Virginia, Revenue Refunding Bonds, Expressway System, Series	No Opt. Call	N/R	2,583,900
	2002, 5.250%, 7/15/22 – FGIC Insured
1,260	Virginia Port Authority, Revenue Bonds, Port Authority Facilities, Series 2006, 5.000%,	7/13 at 100.00	Aa3	1,121,488
	7/01/36 – FGIC Insured (Alternative Minimum Tax)
2,000	Virginia Resources Authority, Airports Revolving Fund Revenue Bonds, Series 2001A,	2/11 at 100.00	Aa2	2,065,500
	5.250%, 8/01/23

13,260	Total Transportation			12,941,672

	U.S. Guaranteed – 17.7% (11.6% of Total Investments) (5)
3,500	Alexandria Industrial Development Authority, Virginia, Fixed Rate Revenue Bonds, Institute for	10/10 at 101.00	AA (5)	3,797,465
	Defense Analyses, Series 2000A, 5.900%, 10/01/30 (Pre-refunded 10/01/10) – AMBAC Insured
750	Bristol, Virginia, General Obligation Utility System Revenue Bonds, Series 2002, 5.000%,	No Opt. Call	AAA	806,963
	11/01/24 – FSA Insured (ETM)
925	Fairfax County Water Authority, Virginia, Water Revenue Refunding Bonds, Series 2002, 5.375%,	4/12 at 100.00	AAA	1,014,226
	4/01/19 (Pre-refunded 4/01/12)
600	Greater Richmond Convention Center Authority, Virginia, Hotel Tax Revenue Bonds, Convention	6/10 at 101.00	AAA	646,584
	Center Expansion Project, Series 2000, 6.125%, 6/15/25 (Pre-refunded 6/15/10)
60	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health	11/12 at 100.00	A3 (5)	66,875
	System Inc., Series 2002A, 5.600%, 11/15/30 (Pre-refunded 11/15/12)
	Loudoun County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Loudoun
	Hospital Center, Series 2002A:
375	6.000%, 6/01/22 (Pre-refunded 6/01/12)	6/12 at 101.00	BBB (5)	422,933
800	6.100%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 101.00	BBB (5)	905,096
815	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2002D, 5.000%,	7/12 at 100.00	Aaa	889,271
	7/01/32 (Pre-refunded 7/01/12) – FSA Insured
2,500	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	2,590,725
	5.500%, 10/01/40
	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding
	Bonds, Series 2002D:
735	5.250%, 7/01/27 (Pre-refunded 7/01/12)	7/12 at 100.00	BBB– (5)	792,992
880	5.250%, 7/01/36 (Pre-refunded 7/01/12)	7/12 at 100.00	BBB– (5)	949,432
625	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,	7/10 at 100.00	AAA	654,094
	5.750%, 7/01/20 (Pre-refunded 7/01/10)
460	Rockbridge County Industrial Development Authority, Virginia, Horse Center Revenue Refunding	7/11 at 105.00	B2 (5)	517,620
	Bonds, Series 2001C, 6.850%, 7/15/21 (Pre-refunded 7/15/11)
	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds,
	Series 2005:
1,575	5.250%, 6/01/19 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	1,667,311
3,850	5.500%, 6/01/26 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	4,296,715
2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.500%,	10/10 at 101.00	BBB+ (5)	2,194,780
	10/01/24 (Pre-refunded 10/01/10)

20,450	Total U.S. Guaranteed			22,213,082

	Utilities – 7.3% (4.8% of Total Investments)
	Bristol, Virginia, Utility System Revenue Refunding Bonds, Series 2003:
1,705	5.250%, 7/15/14 – MBIA Insured	7/13 at 100.00	AA	1,830,778
1,800	5.250%, 7/15/15 – MBIA Insured	7/13 at 100.00	AA	1,941,894
2,775	5.250%, 7/15/23 – MBIA Insured	7/13 at 100.00	AA	2,880,339
2,500	Mecklenburg County Industrial Development Authority, Virginia, Revenue Bonds, UAE Mecklenburg	10/12 at 100.00	Baa1	2,581,225
	Cogeneration LP, Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)

8,780	Total Utilities			9,234,236

	Water and Sewer – 9.5% (6.2% of Total Investments)
	Fairfax County Water Authority, Virginia, Water Revenue Refunding Bonds, Series 2002:
105	5.375%, 4/01/19	4/12 at 100.00	AAA	111,491
800	5.000%, 4/01/27	4/12 at 100.00	AAA	810,704
1,770	Henrico County, Virginia, Water and Sewer System Revenue Refunding Bonds, Series 1999,	5/09 at 102.00	AA+	1,782,195
	5.000%, 5/01/28
1,000	Loudoun County Sanitation Authority, Virginia, Water and Sewerage System Revenue Bonds, Series	1/15 at 100.00	AA+	1,036,180
	2004, 5.000%, 1/01/26
	Norfolk, Virginia, Water Revenue Refunding Bonds, Series 2001:
1,310	5.000%, 11/01/21 – FGIC Insured	11/11 at 100.00	AA+	1,336,266
1,380	5.000%, 11/01/22 – FGIC Insured	11/11 at 100.00	AA+	1,420,738
2,250	Virginia Beach, Virginia, Storm Water Utility Revenue Bonds, Series 2000, 6.000%, 9/01/24	9/10 at 101.00	Aa3	2,386,665
1,800	Virginia Beach, Virginia, Water and Sewer System Revenue Bonds, Series 2005, 5.000%, 10/01/30	10/15 at 100.00	AA	1,831,068
1,215	Virginia State Resources Authority, Clean Water Revenue Bonds, Series 2007, Trust 3036,	10/17 at 100.00	AAA	1,245,606
	11.470%, 10/01/29 (IF)

11,630	Total Water and Sewer			11,960,913

$ 198,500	Total Investments (cost $192,702,261) – 152.4%			191,719,176

	Floating Rate Obligations – (4.2)%			(5,250,000)

	Other Assets Less Liabilities – 2.5%			3,134,245

	Preferred Shares, at Liquidation Value – (50.7)% (6)			(63,800,000)

	Net Assets Applicable to Common Shares – 100%			$125,803,421

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AMBAC, CIFG, FGIC,
MBIA, RAAI and XLCA as of August 31, 2008. Subsequent to August 31, 2008, and during the period this
Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end.
Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	The issuer has received a formal adverse determination from the Internal Revenue Service (the “IRS”)
regarding the tax-exempt status of the bonds’ coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(6)	Preferred Shares, at Liquidation Value as a percentage of total investments is (33.3)%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of August 31, 2008:

	Level 1	Level 2	Level 3	Total

Investments	$ —	$191,719,176	$ —	$191,719,176

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At August 31, 2008, the cost of investments was $187,068,371.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2008, were as follows:

Gross unrealized:
Appreciation	$ 5,500,770
Depreciation	(6,099,965)

Net unrealized appreciation (depreciation) of investments	$ (599,195)

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Virginia Premium Income Municipal Fund

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         October 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         October 30, 2008

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        October 30, 2008